GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Goodwill [Line Items]
Balance at beginning of year	$ 66,640	$ 65,787
Goodwill impairment charge	1,855	0	$ 0
Translation adjustments	(4,867)	853
Balance at the end of year	$ 59,918	$ 66,640	$ 65,787